Significant accounting policies (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2021 $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2021 $ / $
Significant accounting policies
Net current liability position	$ 5,417	$ 3,127
Ownership interest in subsidiary (as a percent%)	100.00%	100.00%	100.00%
Average FX rate		0.6935	0.7512	0.7512	0.6884
Closing FX rate		0.6804	0.7272	0.7272	0.7706	0.7272